Leases - Future minimum lease payments under capital leases (Detail) ¥ in Millions	Mar. 31, 2017 JPY (¥)
Leases
Total minimum lease payments	¥ 46,579
Less: Amount representing interest	(26,890)
Present value of net minimum lease payments	¥ 19,689